Note 4 - Property and Equipment (June 30, 2011)	6 Months Ended
Jun. 30, 2011
Property, Plant and Equipment Disclosure [Text Block]
Note 4 – Property and Equipment

Property and equipment at June 30, 2011 and December 31, 2010, consisted of the following:

	June 30,	December 31,
	2011	2010
Oil and gas properties, full cost method:
Unevaluated costs, not subject to amortization or ceiling test	$13,132,727	$4,343,389
Evaluated costs	5,517,373	-
	18,650,100	4,343,389
Other property and equipment	40,533	15,706
	18,690,633	4,359,095
Less: Accumulated depreciation, amortization and depletion	(109,692)	(13,725)
Total property and equipment, net	$18,580,941	$4,345,370

The following table shows depreciation, depletion, and amortization expense by type of asset:

	June 30,	June 30,
	2011	2010
Depletion of costs for evaluated oil and gas properties	$104,530	$-
Depreciation and amortization of other property and equipment	6,082	619
Total depreciation, amortization and depletion	$110,612	$619